Significant Accounting Policies - Schedule of Operating Revenue Within Scope of ASC 606 Disaggregated by Revenue Timing (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Revenue	¥ 9,529,587	¥ 8,392,843	¥ 6,388,535
At Point-in-Time
Disaggregation Of Revenue [Line Items]
Revenue	7,876,188	7,155,654	4,796,855
Over Time
Disaggregation Of Revenue [Line Items]
Revenue	¥ 1,653,399	¥ 1,237,189	¥ 1,591,680